INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSE

The provision for income taxes consisted of the following:

	For the years ended December 31,
	2022	2023	2024
	S$’000	S$’000	S$’000
Current year income tax expense	136	117	4
Over-provision in prior year	-	-	(5)
Income tax expense	136	117	(1)

SCHEDULE OF RECONCILIATION OF INCOME TAX RATE

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022	2023	2024
	S$’000	S$’000	S$’000
Income before income taxes	799	1,235	171
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	136	210	29
Tax effect on non-deductible expenses	15	7	10
Tax effect on non-taxable income	(8)	(9)	-
Corporate tax exemption	(17)	(17)	(22)
Deferred tax assets not recognized	10	-	-
Effect of lower tax rates in foreign jurisdictions	-	-	23
Over adjustment to tax in respect of prior year	-	-	(5)
Corporate tax rebate	-	(40)	(16)
Utilization of prior year tax losses	-	(34)	(20)
Income tax expense	136	117	(1)